RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 13, 2020	Feb. 05, 2020
Disclosure of transactions between related parties [line items]
Deposits, classified as cash and cash equivalents	$ 0	$ 4,000,000
Interest income (expense), net	(1,482,000,000)	(1,274,000,000)	$ (498,000,000)
Total assets	54,746,000,000	51,751,000,000
Liabilities	43,409,000,000	40,698,000,000
Parent company
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions	0	0
Deposits, classified as cash and cash equivalents	300,000,000	4,000,000
Interest income (expense), net	(3,000,000)	10,000,000	12,000,000
Base management fee expense	63,000,000	59,000,000	56,000,000
Dividends recognised as distributions to owners	$ 0	$ 0	$ 278,000,000
Parent company | LIBOR or Bankers' Acceptance Rate
Disclosure of transactions between related parties [line items]
Basis spread on variable rate	1.50%
Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Total assets					$ 609,000,000
Liabilities					957,000,000
Retained earnings					(348,000,000)
Accounts payable and other					$ 224,000,000
Contractual capital commitments				$ 180,000,000
Gain (loss) recognized from debt restructuring	$ 244,000,000
Entities with joint control or significant influence over entity | Maximum
Disclosure of transactions between related parties [line items]
Expected capital commitments, amount contributed	$ 95,000,000